Shareholders' capital - Additional Information (Detail)			3 Months Ended		6 Months Ended			54 Months Ended
	Mar. 03, 2022	Mar. 02, 2022	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 15, 2022 USD ($)
Stockholders Equity Note [Line Items]
Total share-based compensation | $			$ 3,199,000	$ 3,860,000	$ 3,895,000		$ 3,495,000
Unrecognized compensation costs, non-vested awards | $			$ 39,515,000		$ 39,515,000	$ 39,515,000
Unrecognized compensation costs, non-vested options, period of recognition					2 years 3 months 7 days
Performance and restricted share units
Stockholders Equity Note [Line Items]
Equity other than options granted in period (in shares)					2,349,180
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Awards vested (percent)					100.00%
Awards outstanding (in shares)			23,678		23,678	23,678
Granted (in shares)					72,155
Deferred Share Units
Stockholders Equity Note [Line Items]
Exercise of share-based awards settled (in shares)					85,637
Executive
Stockholders Equity Note [Line Items]
Options granted (in shares)					1,368,744
Granted (in USD per share) | $ / shares						$ 10.76
Options expiration period					8 years
Executive | Options vesting December 31, 2023
Stockholders Equity Note [Line Items]
Awards vested (percent)					33.33%
Executive | Options vesting December 31, 2024
Stockholders Equity Note [Line Items]
Awards vested (percent)					33.33%
Executive | Options vesting December 31, 2025
Stockholders Equity Note [Line Items]
Awards vested (percent)					33.33%
Common shares
Stockholders Equity Note [Line Items]
Discount rate on share purchases under dividend reinvestment plan (percent)	3.00%	5.00%
Dividend reinvestment plan shares issued (in shares)					4,370,289,000
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)					28,701
Common shares | Public Stock Offering
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)					661,570
Share based awards settled for cash value as payment for tax withholding (in shares)					330,532
Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)					331,038
Treasury Stock, Common | Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)					52,379
ATM Equity Program
Stockholders Equity Note [Line Items]
Treasury stock, amount reserved for issuance under the plan | $									$ 500,000,000
ATM Equity Program | Subsequent Event
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)								36,814,536
Sale of stock, average price per share (in USD) | $ / shares								$ 15.00
Cash proceeds from issuance of shares | $								$ 551,086,000
Proceeds from sale of stock, net of commissions | $								544,295,000
Sale of stock, other related costs | $								$ 4,843,000